(22) TAXES, FEES AND CONTRIBUTIONS PAYABLE	12 Months Ended
Dec. 31, 2019
Taxes Fees And Contributions Payable [Abstract]
TAXES, FEES AND CONTRIBUTIONS PAYABLE

 (22)  TAXES, FEES AND CONTRIBUTIONS PAYABLE

	Dec 31, 2019	Dec 31, 2018
Current
IRPJ (corporate income tax)	156,240	73,058
CSLL (social contribution on net income)	62,721	27,392
Income tax and social contribution	218,961	100,450

ICMS (State VAT)	435,155	430,149
PIS (tax on revenue)	36,657	30,760
COFINS (tax on revenue)	168,195	152,945
PIS/COFINS installments	9,323	-
Income tax withholding on interest on capital	40,099	-
Others	52,105	51,135
Other taxes	741,536	664,989

Total current	960,497	765,438

Noncurrent
Income Tax - IRPJ	156,198	-

ICMS (State VAT)	805	722
PIS/COFINS installments	-	8,919
Other taxes	805	9,691

Total noncurrent	157,003	9,691

Corporate Income tax – IRPJ: in noncurrent, due to the initial application of IFRIC 23 - Uncertainty Over Income Tax Treatments, this refers to the reclassification of provision for tax risks related to income tax payable. The case refers to the Writ of Mandamus filed by the subsidiary CPFL Piratininga, which discussed the possibility of excluding the Social Contribution on Profit (CSLL) from its own calculation base, as well as from the calculation base of the Corporate Income Tax (IRPJ); for such case, the Company has recorded a provision based on the Company’s estimate of the  most likely amount in a range of possible outcomes related to the uncertainty regarding the tax authorities’ acceptance of the Company’s methodology.

The Group also has some uncertain income tax treatments for which management concluded that it is more likely than not that they will be accepted by the tax authority and for which the effect of potential contingencies is disclosed in note 23 – Provision for tax, civil and labor risks and escrow deposits.